SCHEDULE OF LONG TERM LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Uncertain tax positions	$ 4,517	$ 4,342	$ 4,081
Warrant liability	158	21	82
Financing lease liabilities	75	138
Deferred revenue	18	136	269
Other		138	141
Total other long-term liabilities	$ 4,768	$ 4,637	$ 4,573